S000011204 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Combined Index (60% S&P 500 & 40% Bloomberg U.S. Aggregate Bond Index) (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.04%	8.67%	8.53%
Dodge & Cox Balanced – Class I
Prospectus [Line Items]
Average Annual Return, Percent		8.84%	8.12%	7.95%
Dodge & Cox Balanced – Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.59%	6.02%	5.86%
Dodge & Cox Balanced – Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.42%	5.99%	5.85%
Dodge & Cox Balanced – Class X
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.95%	8.18%	7.98%

[1]	The Combined Index is a composite blend of 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Aggregate Bond Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the Fund may invest.
[2]	The Fund’s Class X shares launched on May 1, 2022. In the table above, Class X returns for periods prior to its launch are calculated using performance of the Fund’s Class I shares.